Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets (liability)
Organizational costs/Startup expenses	$195,311	$53,826
Accrued interest – Trust	(119,186)	—
Federal Net Operating loss	—	41,721
Total deferred tax assets	76,125	95,547
Valuation allowance	(195,311)	(95,547)
Deferred tax liability, net of allowance	$(119,186)	$—

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$312,446	$—
Deferred	19,422	(94,557)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	99,764	94,557
Income tax provision	$431,632	$—

As of December 31, 2022 and 2021, the Company had $0 and $198,672, respectively of U.S. federal operating loss carryovers available to offset future taxable income, which do not expire.

In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets (liability) will not be realized. The ultimate realization of deferred tax assets (liability) is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liability), projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year December 31, 2022 and December 31, 2021, the valuation allowance increased by $99,764 and $95,547, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Permanent Book/Tax Differences	—%	(1.08)%
Non-deductible merger costs	(31.17)%	—%
Change in valuation allowance	(3.05)%	(19.92)%
Income tax provision	(13.22)%	—%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the taxing authorities.